INCOME TAX BENEFIT AND DEFERRED TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax expense [Abstract]
Schedule of Current and Deferred Components of Income Tax

The current and deferred components of income tax (benefit)/expense are as follows:

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

Current income tax benefit	—	—	(6,586)	(1,009)
Deferred income tax expense	—	—	5,170	792
	—	—	(1,416)	(217)

Schedule of Loss Before Income Tax from Continuing Operations

(Loss)/profit before income tax consists of the following:

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

PRC	(2,321)	(1,775)	(1,235)	(189)
BVI	(3,805)	(3,824)	25,442	3,897
Hong Kong	(50)	(46)	(44)	(7)

Total (loss)/profit before income tax for the year	(6,176)	(5,645)	24,163	3,701

Schedule of Reconciliation of Income Taxes from Continuing Operations

A reconciliation of the income taxes computed at the PRC statutory tax rate of 25% to the actual income tax benefit is as follows:

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

(Loss)/profit before income tax for the year	(6,176)	(5,645)	24,163	3,701

Tax at the statutory tax rate	25%	25%	25%	25%

Computed income tax (benefit)/expense	(1,544)	(1,411)	6,041	925
Effect of different tax rates for the Company and overseas subsidiaries	955	965	(1,187)	(182)
Tax losses not recognized	588	444	373	57
Non-deductible expenses	1	2	4	1
Utilization of previously unrecognized deductible temporary differences	—	—	(50)	(8)
Others*	—	—	(6,597)	(1,010)

Income tax benefit	—	—	(1,416)	(217)

———————

*

It mainly represents the reversal of a prior withholding CIT payable which is no longer required to be paid according to the prevailing Regulations for the Implementing of the Corporate Income Tax Law of the PRC.

Schedule of Deferred Tax Liabilities

The movements in deferred tax liabilities during the year are as follows:

	Fair value adjustments of equity investments at fair value through profit or loss
	CNY	US$

As of January 1, 2020	—	—
Upon initial recognition of the Equity Investments*	4,794	734
Charged to the consolidated statement of profit or loss during the year	5,170	792
As of December 31, 2020	9,964	1,526

———————

*

Upon the completion of the Equity Investments (Note 7), the Company recognized deferred tax liabilities amounting to CNY4,794 (US$734), which represents the deferred income tax effect associated with the difference between the fair value of 120,000,000 shares of FARL acquired and the total transaction price based on the statutory tax rate of 16.5%.